FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	$ 8,874,000,000	$ 6,232,000,000
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	2,097,000,000	1,305,000,000
Fixed interest rates under derivative contracts, portion of underlying instrument	0	0
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
As at December 31	$ 10,971,000,000	$ 7,537,000,000